Offerings	Oct. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,845,542
Proposed Maximum Offering Price per Unit	157.00
Maximum Aggregate Offering Price	$ 603,750,094.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,377.89
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284016) on December 23, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. Includes 501,592 shares of common stock that the underwriters have an option to purchase and 318,470 shares of common stock that are issuable upon the exercise of pre-funded warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Stock
Amount Registered | shares	318,470
Proposed Maximum Offering Price per Unit	157.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the sum of the pre-funded warrant sales price of $156.9999 per warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded warrants.